Commitments and contingencies (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and contingencies [Abstract]
External research projects	SFr 18,800
Notice period for cancellation of rental contract	12 months
Rent expense	SFr 800	SFr 500	SFr 400
Rental contracts amount	800
Commitments	33,074	12,372
Within One Year [Member]
Commitments and contingencies [Abstract]
Commitments	19,880	9,686
Between One and Three Years [Member]
Commitments and contingencies [Abstract]
Commitments	6,995	2,546
Between Three and Five Years [Member]
Commitments and contingencies [Abstract]
Commitments	5,009	140
More Than Five Years [Member]
Commitments and contingencies [Abstract]
Commitments	SFr 1,190	SFr 0